UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21621

Name of Fund:  Defined Strategy Fund Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Mitchell M. Cox, Chief Executive
       Officer, Defined Strategy Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code:  (212) 449-4742

Date of fiscal year end: 09/30/2007

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


Defined Strategy Fund Inc.


Schedule of Investments as of June 30, 2007 (Unaudited)

                                          Shares
Industry                                    Held    Common Stocks                                                           Value
Automobiles - 11.1%                      292,409    General Motors Corp.                                          $    11,053,060

Biotechnology - 4.9%                      88,000    Amgen, Inc. (a)                                                     4,865,520

Chemicals - 9.4%                         183,877    E.I. du Pont de Nemours & Co.                                       9,348,307

Computers & Peripherals - 6.9%           240,000    Dell, Inc. (a)                                                      6,852,000

Diversified Financial                    161,453    Citigroup, Inc.                                                     8,280,924
Services - 17.4%                         185,671    JPMorgan Chase & Co.                                                8,995,760
                                                                                                                  ---------------
                                                                                                                       17,276,684

Diversified Telecommunication            251,149    AT&T Inc.                                                          10,422,683
Services - 20.5%                         241,282    Verizon Communications, Inc.                                        9,933,580
                                                                                                                  ---------------
                                                                                                                       20,356,263

Food Products - 2.6%                      72,623    Kraft Foods, Inc.                                                   2,559,961

Health Care Providers &                  112,000    DaVita, Inc. (a)                                                    6,034,560
Services - 6.1%

Household Durables - 8.2%                 81,000    Mohawk Industries, Inc. (a)                                         8,163,990

Independent Power Producers &            224,000    NRG Energy, Inc. (a)                                                9,311,680
Energy Traders - 9.3%

Industrial Conglomerates - 9.3%          241,282    General Electric Co.                                                9,236,275

Machinery - 8.7%                         107,000    Terex Corp. (a)                                                     8,699,100

Media - 6.2%                             219,000    Comcast Corp. Special Class A (a)                                   6,123,240

Multiline Retail - 12.8%                  91,000    Kohl's Corp. (a)                                                    6,463,730
                                          37,000    Sears Holdings Corp. (a)                                            6,271,500
                                                                                                                  ---------------
                                                                                                                       12,735,230

Pharmaceuticals - 24.8%                  123,000    Forest Laboratories, Inc. (a)                                       5,614,950
                                         205,404    Merck & Co., Inc.                                                  10,229,119
                                         346,226    Pfizer, Inc.                                                        8,852,999
                                                                                                                  ---------------
                                                                                                                       24,697,068

Software 7.0%                            354,000    Oracle Corp. (a)                                                    6,977,340

Specialty Retail - 19.7%                 190,000    AnnTaylor Stores Corp. (a)                                          6,729,800
                                          52,000    AutoZone, Inc. (a)                                                  7,104,240
                                         160,000    Bed Bath & Beyond, Inc. (a)                                         5,758,400
                                                                                                                  ---------------
                                                                                                                       19,592,440

Textiles, Apparel & Luxury               140,000    Coach, Inc. (a)                                                     6,634,600
Goods - 6.7%

Tobacco - 7.4%                           104,944    Altria Group, Inc.                                                  7,360,772

                                                    Total Common Stocks
                                                    (Cost - $167,080,162) - 199.0%                                    197,878,090




                                            Face
                                          Amount    Short-Term Securities
Time Deposits - 1.2%               $   1,234,807    State Street Bank & Trust Co., 4.25%
                                                    due 7/02/2007                                                       1,234,807

                                                    Total Short-Term Securities
                                                    (Cost - $1,234,807) - 1.2%                                          1,234,807

                                                    Total Investments
                                                    (Cost - $168,314,969*) - 200.2%                                   199,112,897
                                                    Liabilities in Excess of Other Assets - (100.2%)                 (99,654,431)
                                                                                                                  ---------------
                                                    Net Assets - 100.0%                                           $    99,458,466
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes were as follows:

    Aggregate cost                               $      172,684,914
                                                 ==================
    Gross unrealized appreciation                $       29,495,305
    Gross unrealized depreciation                       (3,067,322)
                                                 ------------------
    Net unrealized appreciation                  $       26,427,983
                                                 ==================


(a) Non-income producing security.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o   Variable prepaid forward contracts as of June 30, 2007 were as follows:

    Shares Held       Issue +                                     Value

    88,000            Amgen, Inc.                           $   (4,855,374)
    190,000           AnnTaylor Stores Corp.                    (6,594,134)
    52,000            AutoZone, Inc.                            (6,933,025)
    160,000           Bed Bath & Beyond, Inc.                   (5,702,951)
    140,000           Coach, Inc.                               (6,504,648)
    219,000           Comcast Corp. Special Class A             (6,032,261)
    112,000           DaVita, Inc.                              (5,951,191)
    240,000           Dell, Inc.                                (6,700,289)
    123,000           Forest Laboratories, Inc.                 (5,567,006)
    91,000            Kohl's Corp.                              (6,342,890)
    81,000            Mohawk Industries, Inc.                   (7,959,586)
    224,000           NRG Energy, Inc.                          (9,103,248)
    354,000           Oracle Corp.                              (6,826,132)
    37,000            Sears Holdings Corp.                      (6,156,749)
    107,000           Terex Corp.                               (8,494,741)
                                                            ---------------
    Total (Proceeds - $91,280,301)                          $  (99,724,225)
                                                            ===============

    +  Non-income producing securities.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits


Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Defined Strategy Fund Inc.


By:    /s/ Mitchell M. Cox
       -------------------
       Mitchell M. Cox,
       Chief Executive Officer of
       Defined Strategy Fund Inc.


Date: August 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Mitchell M. Cox
       -------------------
       Mitchell M. Cox,
       Chief Executive Officer of
       Defined Strategy Fund Inc.


Date: August 28, 2007


By:    /s/ James E. Hillman
       --------------------
       James E. Hillman,
       Chief Financial Officer of
       Defined Strategy Fund Inc.


Date: August 28, 2007